Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
(Loss)/profit for the year	$ (11,000,842)	$ 3,073,807	$ 3,043,779
Adjustments for:
Share-based compensation	9,478,350	147,000
Finance cost	41,171	13,895	5,187
Interest income	(338)	(557)	(595)
Depreciation of property, plant and equipment	242,114	285,019	286,334
Amortization of intangible assets	4,857,269	2,734,258
Amortization of right of use assets	7,469	3,109
Impairment loss of intangible assets	995,821
Loss on disposal of property, plant and equipment	39,168	106,686
Loss on disposal of subsidiary			342,953
Operating cash flows before movements in working capital	4,660,182	6,363,217	3,677,658
(Increase)/decrease in trade and other receivables	(12,787,752)	1,357,705	(9,924,198)
Decrease in inventories			433,870
Increase/(decrease) in trade and other payables	3,985,063	(749,975)	1,248,305
Increase in tax payables	49,323	737,679	45,328
NET CASH (USED IN)/GENERATED FROM OPERATING ACTIVITIES	(4,093,184)	7,708,626	(4,519,037)
INVESTING ACTIVITIES
Interest received	338	557	595
Proceeds from long-term receivable			3,000,000
Cash decrease due to disposal of a subsidiary			(374,556)
Proceeds on disposal of property, plant and equipment	33,113	239,291
Purchase of property, plant and equipment		(396,710)	(440)
Purchase of intangible assets	(5,565,217)	(11,854,260)
NET CASH (USED IN)/GENERATED FROM INVESTING ACTIVITIES	(5,531,766)	(12,011,122)	2,625,599
FINANCING ACTIVITIES
Proceeds on bank loans	1,530,435	1,667,657	1,129,797
Repayment of borrowings	(1,669,565)
Interest paid	(41,171)	(13,895)	(5,187)
Advance from related party	9,286,188	3,489,305	748,869
Repayment of lease liabilities	(7,450)	(3,038)
NET CASH GENERATED FROM FINANCING ACTIVITIES	9,098,437	5,140,029	1,873,479
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(526,513)	837,533	(19,959)
Effects of currency translation	42,784	(60,388)	(93,646)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,184,456	407,311	520,916
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 700,727	$ 1,184,456	$ 407,311